Net Income/(Loss) Per Share (Basic and Diluted Net Income/ (Loss) Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2013 CNY (¥)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥) ¥ / shares shares	Jun. 30, 2014 CNY (¥) ¥ / shares shares	Jun. 30, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income		$ 40,745	¥ 252,622	¥ 186,653	¥ 155,801
Net loss/(income) attributable to the non-controlling interest		(226)	(1,404)	(763)	32
Deemed dividend to Series E preferred shareholders	¥ (265,032)	0	0	0	(265,032)
Income allocated to participating preferred shareholders		0	0	(708)	0
Numerator for basic net income/(loss) per share		$ 40,519	251,218	185,182	(109,199)
Dilutive effect of Preferred Shares | ¥			0	708	0
Numerator for diluted net income/(loss) per share | ¥			¥ 251,218	¥ 185,890	¥ (109,199)
Denominator:
Denominator for basic net income/(loss) per share-weighted average ordinary shares outstanding		103,940,977	103,940,977	83,891,097	5,319,527
Dilutive effect of share options		8,545,455	8,545,455	10,214,095	0
Dilutive effect of Preferred Shares		0	0	320,631	0
Denominator for diluted net income/(loss) per share-weighted average ordinary shares outstanding		112,486,432	112,486,432	94,425,823	5,319,527
Basic net income/(loss) per share | (per share)		$ 0.39	¥ 2.42	¥ 2.21	¥ (20.53)
Diluted income/(loss) per share | (per share)		$ 0.36	¥ 2.23	¥ 1.97	¥ (20.53)